Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheet [Table Text Block]
The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s consolidated balance sheets:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Cash and cash equivalents	376,735	314,724	44,328
Restricted cash	10,277	20	3
Accounts receivable (net of allowance of RMB45,647 and RMB38,123 (US$5,370) as of December 31, 2022 and 2023, respectively)	109,948	126,851	17,867
Contract assets (net of allowance of RMB35,770 and RMB58,790 (US$8,280) as of December 31, 2022 and 2023, respectively)	41,757	22,748	3,204
Inter-company receivables*	245,391	343,342	48,359
Inventories	114,340	61,169	8,615
Prepayments and other current assets	19,215	16,855	2,374

Total current assets	917,663	885,709	124,750

Property and equipment, net	59,465	45,533	6,413
Intangible assets, net	161	38	5
Other non-current assets	10,165	2,398	338
Operating right-of-use assets	28,805	4,524	637

Total non-current assets	98,596	52,493	7,393

TOTAL ASSETS	1,016,259	938,202	132,143

Accounts payable	10,139	11,209	1,579
Deferred revenue	145,117	127,631	17,976
Inter-company payables*	1,601,116	1,693,577	238,535
Accrued liabilities and other current liabilities	107,240	71,144	10,021
Customer deposits	1,803	1,197	169
Current portion of operating lease liabilities	25,953	3,639	513

Total current liabilities	1,891,368	1,908,397	268,793

Other non-current liabilities	1,901	4,288	604
Non-current portion of operating lease liabilities	4,640	—	—

Total non-current liabilities	6,541	4,288	604

TOTAL LIABILITIES	1,897,909	1,912,685	269,397

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

Condensed Cash Flow Statement [Table Text Block]
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2021	2022	2023

	RMB	RMB	RMB	US$
Net cash used in operating activities	(257,506)	(139,381)	(2,768)	(391)
Net cash used in investing activities	(11,265)	(37,088)	(606)	(86)
Net cash generated from (used in) financing activities	304,623	377,630	(68,894)	(9,704)

Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	71,858	14,171	1,996
Restricted cash	2,120	62	9
Inter-company receivables	3,057,703	3,152,747	444,055
Prepayments and other current assets	121	315	44

Total current assets	3,131,802	3,167,295	446,104

Non-current assets:
Equity method investment	690	337	47
Property and equipment, net	1,278	627	89

Total non-current assets	1,968	964	136

Total assets	3,133,770	3,168,259	446,240

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Inter-company payables	1,964,454	2,399,333	337,939
Accrued liabilities and other current liabilities	10,975	516	73

Total current liabilities	1,975,429	2,399,849	338,012

Total liabilities	1,975,429	2,399,849	338,012

	As of December 31,
	2022	2023
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY (CONTINUED)
Shareholders’ equity:
Class A ordinary shares (par value of US$0.0002 per share; 230,000,000 shares authorized; 85,318,596 and 85,115,600 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	117	116	16
Class B ordinary shares (par value of US$0.0002 per share; 20,000,000 shares authorized; 17,324,848 shares issued and outstanding as of December 31, 2022 and 2023)	21	21	3
Treasury stock	(58,919)	(65,896)	(9,281)
Additional paid-in capital	4,582,790	4,849,337	683,015
Accumulated deficits	(3,199,946)	(3,853,635)	(542,774)
Accumulated other comprehensive loss	(165,722)	(161,533)	(22,751)

Total shareholders’ equity	1,158,341	768,410	108,228

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,133,770	3,168,259	446,240

Condensed Income Statement [Table Text Block]
Condensed Statements of Comprehensive Loss

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues	—	—	—	—

Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses:
General and administrative expenses	(48,566)	(31,041)	(11,616)	(1,636)
Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries	(750,015)	(943,534)	(645,522)	(90,920)

Total operating expenses	(798,581)	(974,575)	(657,138)	(92,556)

Loss from operations	(798,581)	(974,575)	(657,138)	(92,556)

Interest income	2,365	3,636	3,811	537
Other expense, net	(481)	(294)	(362)	(51)

Loss before income taxes	(796,697)	(971,233)	(653,689)	(92,070)

Income tax expenses	—	—	—	—

Net loss	(796,697)	(971,233)	(653,689)	(92,070)

Other comprehensive (loss) income, net of tax of nil:	—	—	—	—
Foreign currency translation adjustments	(39,480)	41,347	4,189	590
Total comprehensive loss	(836,177)	(929,886)	(649,500)	(91,480)

Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash used in operating activities	(51,411)	(19,357)	(19,253)	(2,712)
Net cash (used in) generated from investing activities	(1,179,603)	125,576	(41,305)	(5,818)
Net cash used in financing activities	—	(66,850)	—	—
Effect of exchange rate changes	(484)	1,508	813	115

Net (decrease) increase in cash, cash equivalents and restricted cash	(1,231,498)	40,877	(59,745)	(8,415)

Cash, cash equivalents and restricted cash at the beginning of year	1,264,599	33,101	73,978	10,420

Cash, cash equivalents and restricted cash at the end of year	33,101	73,978	14,233	2,005